Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 16,584.7	[1],[2]	$ 15,138.2	[1],[2]
Gross Unrealized Gains	1,582.9	[1],[2]	1,361.3	[1],[2]
Gross Unrealized Losses	(126.0)	[1],[2]	(34.0)	[1],[2]
Net Realized Gains (Losses)	13.1	[1],[2],[3]	10.0	[1],[2],[3]
Total investments at fair value	18,054.7	[1],[2]	16,475.5	[1],[2]
% of Total Fair Value	100.00%	[1],[2]	100.00%	[1],[2]
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Cost	13,415.3		11,373.9
Gross Unrealized Gains	242.4		417.7
Gross Unrealized Losses	(119.1)		(23.7)
Net Realized Gains (Losses)	1.8	[3]	6.2	[3]
Total investments at fair value	13,540.4		11,774.1
% of Total Fair Value	75.00%		71.50%
Fixed maturities | U.S. government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	3,630.4		2,806.4
Gross Unrealized Gains	48.4		90.1
Gross Unrealized Losses	(16.6)		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	3,662.2		2,896.5
% of Total Fair Value	20.30%		17.60%
Fixed maturities | State and local government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	2,247.3		1,914.4
Gross Unrealized Gains	27.1		50.6
Gross Unrealized Losses	(18.4)		(0.6)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,256.0		1,964.4
% of Total Fair Value	12.50%		11.90%
Fixed maturities | Foreign government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	15.6		0
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	15.6		0
% of Total Fair Value	0.10%		0.00%
Fixed maturities | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Cost	2,885.0		2,982.9
Gross Unrealized Gains	60.4		124.7
Gross Unrealized Losses	(20.4)		(1.0)
Net Realized Gains (Losses)	1.6	[3]	6.4	[3]
Total investments at fair value	2,926.6		3,113.0
% of Total Fair Value	16.20%		18.90%
Fixed maturities | Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,110.1		413.4
Gross Unrealized Gains	31.9		24.0
Gross Unrealized Losses	(14.1)		(9.2)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	1,127.9		428.2
% of Total Fair Value	6.20%		2.60%
Fixed maturities | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	2,154.4		1,963.9
Gross Unrealized Gains	43.9		84.9
Gross Unrealized Losses	(37.8)		(0.1)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,160.5		2,048.7
% of Total Fair Value	12.00%		12.40%
Fixed maturities | Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,073.0		936.0
Gross Unrealized Gains	6.6		12.9
Gross Unrealized Losses	(2.1)		(0.1)
Net Realized Gains (Losses)	0.2	[3]	(0.2)	[3]
Total investments at fair value	1,077.7		948.6
% of Total Fair Value	6.00%		5.80%
Fixed maturities | Redeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	299.5		356.9
Gross Unrealized Gains	24.1		30.5
Gross Unrealized Losses	(9.7)		(12.7)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	313.9		374.7
% of Total Fair Value	1.70%		2.30%
Equity securities | Nonredeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	445.7		404.0
Gross Unrealized Gains	258.7		404.6
Gross Unrealized Losses	(4.5)		0
Net Realized Gains (Losses)	11.3	[3]	3.8	[3]
Total investments at fair value	711.2		812.4
% of Total Fair Value	3.90%		4.90%
Equity securities | Common equities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,451.1		1,370.3
Gross Unrealized Gains	1,081.8		539.0
Gross Unrealized Losses	(2.4)		(10.3)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,530.5		1,899.0
% of Total Fair Value	14.00%		11.50%
Short-term investments | Other Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Cost	1,272.6		1,990.0
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	$ 1,272.6		$ 1,990.0
% of Total Fair Value	7.10%		12.10%

[1]	The total fair value of the portfolio included $1.8 billion and $1.4 billion at December 31, 2013 and 2012, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	Reflected in our total portfolio are unsettled security transactions and collateral on open derivative positions, which collectively reflect a liability of $61.3 million at December 31, 2013, compared to an asset of $90.9 million at December 31, 2012.
[3]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).